Entity Wide Disclosures - Schedule of Revenues within Geographic Areas (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 24	$ 40	$ 491	[1]	$ 309	[1]	$ 391	[1]
United States [Member]
Revenues			418		142		300
United Kingdom [Member]
Revenues			41		33		24
South Korea [Member]
Revenues							7
Israel [Member]
Revenues			5		67		12
Other [Member]
Revenues			$ 27		$ 67		$ 48

[1]	As for revenues related to transaction with the Parent Company - see Note 11